OPERATIONS - Total purchase consideration for the acquisition of the portion of UPI Ativos Moveis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Apr. 20, 2022
Business combination
Total consideration for acquisition	R$ 5,491,584
Oi UPI Mobile Assets
Business combination
Capital contribution made		R$ 4,884,588
Amount withheld		488,458
Business Combination, Purchase Price		5,373,046
Contingent liabilities		110,205
Termination costs		8,333
Total consideration for acquisition		R$ 5,491,584